UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     October 26, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $677,966 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    47053   470858 SH       SOLE                   470858        0        0
AMERICAN FINL RLTY TR          COM              02607P305     7779   551303 SH       SOLE                   551303        0        0
BAXTER INTL INC                COM              071813109    19406   603424 SH       SOLE                   603424        0        0
BISYS GROUP INC                COM              055472104     8779   600869 SH       SOLE                   600869        0        0
BOISE CASCADE CORP             COM              097383103    69019  2073897 SH       SOLE                  2073897        0        0
CASH AMER INTL INC             COM              14754D100    17510   715862 SH       SOLE                   715862        0        0
CERIDIAN CORP NEW              COM              156779100    20172  1095700 SH       SOLE                  1095700        0        0
CIT GROUP INC                  COM              125581108    22303   596500 SH       SOLE                   596500        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    36914  1960370 SH       SOLE                  1960370        0        0
DOLLAR TREE STORES INC         COM              256747106     5234   194226 SH       SOLE                   194226        0        0
HALLIBURTON CO                 COM              406216101    25436   755000 SH       SOLE                   755000        0        0
HEWITT ASSOCS INC              COM              42822Q100    31392  1186400 SH       SOLE                  1186400        0        0
HONEYWELL INTL INC             COM              438516106    24708   689000 SH       SOLE                   689000        0        0
INFOSPACE INC                  COM NEW          45678T201    16587   350000 SH       SOLE                   350000        0        0
KMART HLDG CORPORATION         COM              498780105    17494   200000 SH  PUT  SOLE                   200000        0        0
KMART HLDG CORPORATION         COM              498780105    39362   450000 SH       SOLE                   450000        0        0
KNIGHT TRADING GROUP INC       COM              499063105    12276  1330000 SH       SOLE                  1330000        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     1266   100000 SH       SOLE                   100000        0        0
LEHMAN BROS HLDGS INC          COM              524908100    29895   375000 SH       SOLE                   375000        0        0
LOUDEYE CORP                   COM              545754103     5038  4664927 SH       SOLE                  4664927        0        0
LUBRIZOL CORP                  COM              549271104     6920   200000 SH       SOLE                   200000        0        0
MCDERMOTT INTL INC             COM              580037109    27484  2329141 SH       SOLE                  2329141        0        0
MENTOR CORP MINN               COM              587188103     5894   175000 SH       SOLE                   175000        0        0
MERCK & CO INC                 COM              589331107    13200   400000 SH  CALL SOLE                   400000        0        0
MONEYGRAM INTL INC             COM              60935Y109    14529   850625 SH       SOLE                   850625        0        0
NATIONAL-OILWELL INC           COM              637071101     9365   285000 SH       SOLE                   285000        0        0
NBTY INC                       COM              628782104    12006   556856 SH       SOLE                   556856        0        0
OPENWAVE SYS INC               COM NEW          683718308     2999   340000 SH       SOLE                   340000        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     9800   700000 SH       SOLE                   700000        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101    15300   425000 SH       SOLE                   425000        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     9900   275000 SH  PUT  SOLE                   275000        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105    18068   732400 SH       SOLE                   732400        0        0
SIRVA INC                      COM              82967Y104    24001  1048100 SH       SOLE                  1048100        0        0
SUNGARD DATA SYS INC           COM              867363103    15451   650000 SH       SOLE                   650000        0        0
TYCO INTL LTD NEW              COM              902124106    35426  1155442 SH       SOLE                  1155442        0        0